Income Taxes - Schedule of Unrecognized Tax Benefits, Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 87	$ 87	$ 87
Increases for tax positions related to the current year	0	0	0
Decreases for tax positions related to the current year	0	0	0
Increases for tax positions related to prior years	0	0	0
Decreases for tax positions related to prior years	(87)	0	0
Settlement with taxing authorities	0	0	0
Reductions due to lapsed statute of limitations	0	0	0
Balance, end of year	$ 0	$ 87	$ 87